Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Associates and Joint Ventures
Associates and joint ventures

The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and income statements is as follows:

Millions of euros	12/31/2017	12/31/2016
Investments accounted for by the equity method	77	76
Loans to associates and joint ventures	16	16
Receivables from associates and joint ventures for current operations (Note 11)	32	28
Financial debt, associates and joint ventures	10	9
Payables to associates and joint ventures (Note 14)	491	497

Millions of euros	2017	2016	2015
Share of income (loss) of investments accounted for by the equity method	5	(5)	(10)
Revenue from operations with associates and joint ventures	218	213	217
Expenses from operations with associates and joint ventures	20	32	85
Financial expenses with associates and joint ventures	—	2	17

The detail of the movement in investments in associates in 2017 and 2016 was the following:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/15	80
Additions	17
Translation differences and other comprehensive income	2
Income (loss)	(5)
Dividends	(13)
Transfers and other	(5)
Balance at 12/31/16	76
Additions	8
Translation differences and other comprehensive income	(1)
Income (loss)	5
Dividends	(11)
Balance at 12/31/17	77

Additions in 2016 included 7 million euros related to The Smart Steps Data Technology Company (see Note 10).